UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, LP

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312


13F File Number: 028-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Johnson
Title:    Chief Operating Officer
Phone:    (610) 727-3906


Signature, Place and Date of Signing:

/s/ Steve Johnson                    Berwyn, PA              May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: $47,643
                                        (thousands)


List of Other Included Managers:

No. Form 13F File Number        Name

(1) 028-13320                   Redstone Investors, LP.


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2      COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6        COL 7       COLUMN 8

                              TITLE OF                   VALUE       SHRS OR   SH/ PUT/  INVESTMENT      OTHR    VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP                   PRN AMT   PRN CALL  DISCRETION      MGRS  SOLE    SHARED   NONE

ACORDA THERAPEUTICS INC       COM            00484M106     623       31,441    SH        Shared-Defined   1     31,441
ACTIVISION BLIZZARD INC       COM            00507V109     964       92,194    SH        Shared-Defined   1     92,194
AGILENT TECHNOLOGIES INC      COM            00846U101   1,020       66,345    SH        Shared-Defined   1     66,345
AGNICO EAGLE MINES LTD        COM            008474108     909       15,977    SH        Shared-Defined   1     15,977
ALASKA COMMUNICATIONS SYS GR  COM            01167P101   1,037      154,834    SH        Shared-Defined   1    154,834
APOLLO GROUP INC              CL A           037604105     474        6,050    SH        Shared-Defined   1      6,050
APPLIED MATLS INC             COM            038222105     870       80,932    SH        Shared-Defined   1     80,932
APPLIED SIGNAL TECHNOLOGY IN  COM            038237103     712       35,180    SH        Shared-Defined   1     35,180
ARCHER DANIELS MIDLAND CO     COM            039483102     837       30,144    SH        Shared-Defined   1     30,144
BROADCOM CORP                 CL A           111320107     994       49,741    SH        Shared-Defined   1     49,741
CVS CAREMARK CORPORATION      COM            126650100     596       21,669    SH        Shared-Defined   1     21,669
CA INC                        COM            12673P105   1,020       57,901    SH        Shared-Defined   1     57,901
CARMAX INC                    COM            143130102     798       64,169    SH        Shared-Defined   1     64,169
CEPHALON INC                  COM            156708109     797       11,709    SH        Shared-Defined   1     11,709
COGNIZANT TECHNOLOGY SOLUTIO  CL A           192446102   1,004       48,280    SH        Shared-Defined   1     48,280
COVANTA HLDG CORP             COM            22282E102     526       40,186    SH        Shared-Defined   1     40,186
CYPRESS SEMICONDUCTOR CORP    COM            232806109   1,179      174,100    SH        Shared-Defined   1    174,100
DENBURY RES INC               COM NEW        247916208     615       41,411    SH        Shared-Defined   1     41,411
DIAMOND OFFSHORE DRILLING IN  COM            25271C102     624        9,925    SH        Shared-Defined   1      9,925
DYNCORP INTL INC              CL A           26817C101     772       57,939    SH        Shared-Defined   1     57,939
EXPRESS SCRIPTS INC           COM            302182100     765       16,568    SH        Shared-Defined   1     16,568
FTI CONSULTING INC            COM            302941109     421        8,518    SH        Shared-Defined   1      8,518
FACTSET RESH SYS INC          COM            303075105     616       12,332    SH        Shared-Defined   1     12,332
FIRST SOLAR INC               COM            336433107     645        4,858    SH        Shared-Defined   1      4,858
FLOWERS FOODS INC             COM            343498101   1,096       46,662    SH        Shared-Defined   1     46,662
GEOEYE INC                    COM            37250W108     873       44,189    SH        Shared-Defined   1     44,189
GILEAD SCIENCES INC           COM            375558103   1,242       26,822    SH        Shared-Defined   1     26,822
GLOBECOMM SYSTEMS INC         COM            37956X103     444       76,766    SH        Shared-Defined   1     76,766
HARMONIC INC                  COM            413160102     675      103,842    SH        Shared-Defined   1    103,842
IPC THE HOSPITALIST CO INC    COM            44984A105     580       30,438    SH        Shared-Defined   1     30,438
INSITUFORM TECHNOLOGIES INC   CL A           457667103     271       17,356    SH        Shared-Defined   1     17,356
INTERSIL CORP                 CL A           46069S109     568       49,385    SH        Shared-Defined   1     49,385
KROGER CO                     COM            501044101   1,434       67,595    SH        Shared-Defined   1     67,595
LEAP WIRELESS INTL INC        COM NEW        521863308     718       20,585    SH        Shared-Defined   1     20,585
LUMINEX CORP DEL              COM            55027E102     803       44,298    SH        Shared-Defined   1     44,298
MASTEC INC                    COM            576323109     661       54,689    SH        Shared-Defined   1     54,689
MCDERMOTT INTL INC            COM            580037109     540       40,300    SH        Shared-Defined   1     40,300
MCKESSON CORP                 COM            58155Q103     568       16,202    SH        Shared-Defined   1     16,202
MONSANTO CO NEW               COM            61166W101   1,570       18,894    SH        Shared-Defined   1     18,894
NAVIGANT CONSULTING INC       COM            63935N107     639       48,892    SH        Shared-Defined   1     48,892
NORTHROP GRUMMAN CORP         COM            666807102   1,125       25,787    SH        Shared-Defined   1     25,787
NVIDIA CORP                   COM            67066G104     550       55,748    SH        Shared-Defined   1     55,748
ORACLE CORP                   COM            68389X105   1,018       56,324    SH        Shared-Defined   1     56,324
O REILLY AUTOMOTIVE INC       COM            686091109   1,033       29,493    SH        Shared-Defined   1     29,493
PHASE FORWARD INC             COM            71721R406     860       67,264    SH        Shared-Defined   1     67,264
POWER INTEGRATIONS INC        COM            739276103     542       31,510    SH        Shared-Defined   1     31,510
QUALCOMM INC                  COM            747525103   1,447       37,200    SH        Shared-Defined   1     37,200
RAYTHEON CO                   COM NEW        755111507     727       18,659    SH        Shared-Defined   1     18,659
REPUBLIC SVCS INC             COM            760759100     814       47,471    SH        Shared-Defined   1     47,471
SBA COMMUNICATIONS CORP       COM            78388J106   2,048       87,893    SH        Shared-Defined   1     87,893
SPX CORP                      COM            784635104     520       11,054    SH        Shared-Defined   1     11,054
SPDR GOLD TRUST               GOLD SHS       78463V107     896        9,929    SH        Shared-Defined   1      9,929
SHIRE PLC                     SPONSORED ADR  82481R106     981       27,301    SH        Shared-Defined   1     27,301
SUPERIOR ENERGY SVCS INC      COM            868157108     482       37,425    SH        Shared-Defined   1     37,425
UNITED THERAPEUTICS CORP DEL  COM            91307C102     759       11,485    SH        Shared-Defined   1     11,485
URBAN OUTFITTERS INC          COM            917047102     581       35,500    SH        Shared-Defined   1     35,500
WALGREEN CO                   COM            931422109     799       30,789    SH        Shared-Defined   1     30,789
TRANSOCEAN LTD                REG SHS        H8817H100     624       10,600    SH        Shared-Defined   1     10,600
CERAGON NETWORKS LTD          ORD            M22013102     337       79,326    SH        Shared-Defined   1     79,326


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